SIGNIFICANT ACCOUNTING POLICIES (Accounting for stock-based compensation) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Stock Option [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Expected volatility		46.00%
Risk-free interest rate		0.70%
Expected life (years)		5 years 1 month 6 days
Employee Stock Option [Member] | Minimum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield	0.00%	0.00%
Expected volatility	45.00%
Risk-free interest rate	1.00%
Expected life (years)	4 years
Vesting period	3 years
Employee Stock Option [Member] | Maximum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield	3.00%	3.00%
Expected volatility	48.00%
Risk-free interest rate	1.50%
Expected life (years)	5 years 6 months
Vesting period	4 years
RSUs [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period	4 years